Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, share issued
Preferred stock, share outstanding
Class A Common Stock
Class A common stock subject to possible redemption, outstanding	8,129,010	7,936,156	8,584,227
Common stock, share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,870,990	2,063,844	1,415,773
Common stock, shares outstanding	1,870,990	2,063,844	1,415,773
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	2,500,000	2,500,000	2,875,000
Common stock, shares outstanding	2,500,000	2,500,000	2,875,000